EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 3,515	$ 2,002	$ 3,365
Payment for Pension Benefits	$ 0	0	0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	80,006	93,271
Service cost	$ 9,291	9,065	9,128
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense
Interest cost	$ 4,279	$ 2,585	2,157
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Noninterest Expense
Actuarial gain (loss)	6,687	$ (16,655)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	6,830	8,260
Benefit obligation at end of year	93,433	80,006	93,271
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	133,449	163,382
Actual return on plan assets	17,921	(21,673)
Defined Benefit Plan, Plan Assets, Benefits Paid	6,830	8,260
Fair value of plan assets at end of year	144,540	133,449	163,382
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	51,106	53,443
Liabilities	0	0
Net amount recognized	51,106	53,443
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	40,459	41,628
Net prior service cost	22	32
Deferred tax assets	(9,364)	(9,637)
Net amount recognized	31,117	32,023	20,846	$ 24,912
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(906)	11,177	(4,066)
Accumulated benefit obligation	92,953	79,236
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	9,291	9,065	9,128
Interest cost	4,279	2,585	2,157
Expected return on plan assets	(10,802)		$ (10,118)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Noninterest Expense
Amortization of prior service cost	10	(302)	$ (413)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Noninterest Expense
Defined Benefit Plan, Amortization of Gain (Loss)	737	1,636	$ 2,611
Net periodic benefit (income) cost	3,515	2,002	3,365
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(432)	16,001	(3,068)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	(10)	302	413
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(737)	(1,636)	(2,611)
Total recognized in accumulated other comprehensive income	(1,179)	14,667	(5,266)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ 2,336	$ 16,669	$ (1,901)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.18%	5.50%	2.89%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	4.93%	5.20%	2.58%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.50%	2.89%	2.55%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	5.20%	2.58%	2.14%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2024	$ 6,184
2025	6,994
2026	6,772
2027	8,137
2028	7,645
Thereafter	49,048
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	144,540
Pension Plan | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	127,516
Pension Plan | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,751
Pension Plan | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Pension Plan | Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	193
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 158
Pension Plan | Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	193
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		158
Pension Plan | Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,751
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,751
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	53,022
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		47,234
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	53,022
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		47,234
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	74,301
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		67,316
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	74,301
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		67,316
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	130,267	119,310
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		114,708
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	14,273
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		14,139
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		133,449
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		114,708
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 0